Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk for Trade Receivables by Geographic Region) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Carrying amount	$ 932	$ 966
Israel [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	70	82
Asia [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	227	261
North America [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	131	154
Others [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	102	93
Western Europe [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	332	274
South America [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	$ 70	$ 102